OPERATIONAL CONTEXT - New concession contracts - Payments to Federal Government (Details) - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended
	Jul. 17, 2022	Jun. 30, 2022	Dec. 31, 2023
OPERATIONAL CONTEXT
Term of electricity generation concession contracts			30 years
Grant bonus (a)	R$ 26,622,905		R$ 26,622,905
Obligations with CDE (b)			33,735,216
Obligations for the revitalisation of river basins (c)			6,693,921
Indemnities of the Tucuru and Curu-Una HPPs (d)			5,062,717
Reimbursement of fuel acquisition - Law No. 12,111/2009 (e)			2,906,500
Intangible Assets		R$ 75,021,259	R$ 75,021,259
Term of the obligation to transfer funds to the CDE			25 years
Term of the obligation for the revitalisation of river basins			10 years